LIQUIDITY AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2: LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements have been prepared (i) in accordance with accounting principles generally accepted in the United States, and (ii) assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has only recently started to generate significant income. The Company is subject to the risks and uncertainties associated with a business with a limited history of substantive revenue, as well as limitations on its operating capital resources. These matters, among others, raise substantial doubt about the ability of the Company to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. In light of these matters, the Company’s ability to continue as a going concern is dependent upon the Company’s ability to raise capital and generate revenue and profits in the future.

During 2018, the Company made two product acquisitions, ClassiDocs®, and ARALOC®, and completed the acquisition of one entity, Data443 Risk Mitigation, Inc. (“Data443”), the North Carolina operating company. During 2019, the Company completed the acquisition of selected assets of DataExpress™; and, completed a transaction under which the Company licensed the assets of ArcMail™. During the period ending September 30, 2020, the Company has completed the acquisition of selected assets of FileFacets™, and selected assets of Intelly WP™. The Company is actively seeking new products and entities to acquire, with several candidates identified. The Company has developed, and continues to develop, large scale relationships with cyber security, marketing and product organizations, and to market and promote ClassiDocs® and other products the Company may develop or acquire. As of September 30, 2021, the Company had negative net working capital; an accumulated deficit; and, had reduced its operating losses.

We continue to monitor the effects COVID-19 could have on our operations and liquidity including our ability to collect account receivable timely from our customers due to the economic impacts COVID-19 could have on the general economy. COVID-19 has also impacted our ability to travel, meet distribution partners in their offices, present at tradeshows, and perform other enterprise-related sales functions. While most customers have returned to their pre-pandemic “normal” office working conditions, a number have yet to do so. These continued operating conditions have impacted our ability to execute and deploy some of our normal sales and marketing activities. While we are not unique in this position, these factors, among others, raise some doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

NOTE 3: LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements have been prepared (i) in accordance with accounting principles generally accepted in the United States, and (ii) assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated significant income to date. The Company is subject to the risks and uncertainties associated with a business with no substantive revenue, as well as limitations on its operating capital resources. These matters, among others, raise substantial doubt about the ability of the Company to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. In light of these matters, the Company’s ability to continue as a going concern is dependent upon the Company’s ability to raise capital and generate revenue and profits in the future.

During 2018, the Company made two product acquisitions, ClassiDocs™, and ARALOC™, and completed the acquisition of one entity, Data443 Risk Mitigation, Inc. (“Data443”), the North Carolina operating company. During 2019, the Company completed the acquisition of selected assets of DataExpress™; and, completed a transaction under which the Company licensed the assets of ArcMail™. During the period ending September 30, 2020, the Company has completed the acquisition of selected assets of FileFacets™, and selected assets of Intelly WP™. The Company is actively seeking new products and entities to acquire, with several candidates identified. The Company has developed, and continues to develop, large scale relationships with cyber security, marketing and product organizations, and to market and promote ClassiDocs and other products the Company may develop or acquire. As of December 31, 2020, the Company had negative net working capital; an accumulated deficit; and, had reduced its operating losses. Subsequent to the year ended December 31, 2020, in order to meet capital requirements the Company raised net proceeds of (i) $110,000 from the sale of Series B Preferred Stock; (ii) $490,000 from the sale of its Common Stock; and, (iii) $114,500 from the sale of a promissory note. See Note 16, “Subsequent Events”, for further details.

We continue to monitor the effects COVID-19 could have on our operations and liquidity including our ability to collect account receivable timely from our customers due to the economic impacts COVID-19 could have on the general economy. COVID-19 has also impacted our ability to travel, meet distribution partners in their offices, present at tradeshows, and perform other enterprise-related sales functions. Many customers have still yet to return to their pre-pandemic “normal” office working conditions. These continued operating conditions have impacted our ability to execute and deploy some of our normal sales and marketing activities. While we are not unique in this position, these factors, among others, raise some doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019